RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Jul. 23, 2021	Jun. 23, 2021	Feb. 12, 2021	Jan. 31, 2021	Jan. 20, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Share based compensation expenses	$ 123	$ 290	$ 5,700	$ 290
Number of shares issued	47,083,845		47,083,845		1,978,750	66,666	79,311	76,635	237,932	27,299,332	26,178,281
Accrued income including contract assets								$ 77
Interest income on impaired financial assets accrued	$ 622	$ 26	$ 1,781	$ 26
Investissement [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued					1,978,750		317,241